Segment Information - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) Customer
Disclosure of operating segments [line items]
Number of external customers exceeded 10% group's revenue | Customer			0
Revenue	€ 1,104,036	€ 1,085,354	€ 983,680
External Customers
Disclosure of operating segments [line items]
Revenue	1,104,036	1,085,354	983,680
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Disclosure of operating segments [line items]
Revenue	937,779	881,337	801,237
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Disclosure of operating segments [line items]
Revenue	933,742	879,288	799,652
Engineering | Operating Segments
Disclosure of operating segments [line items]
Revenue	357,636	372,807	299,500
Engineering | Operating Segments | External Customers
Disclosure of operating segments [line items]
Revenue	170,294	206,066	184,028
Total Segments | Operating Segments
Disclosure of operating segments [line items]
Revenue	1,295,415	1,254,144	1,100,737
Total Segments | Operating Segments | External Customers
Disclosure of operating segments [line items]
Revenue	€ 1,104,036	€ 1,085,354	€ 983,680
Total Segments | Operating Segments | Customer
Disclosure of operating segments [line items]
Percentage of revenue	10.30%	11.40%
Revenue	€ 113,200	€ 123,600